SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
SHARE CAPITAL	SHARE CAPITAL
Total authorized shares of the Company were unlimited and have no par value. The following table outlines common share activity for each period presented.

	SHARES	USD
As of January 1, 2023	36,431,633	—
Issue of restricted ordinary share awards (Note 12)	33,194	—
Issue of ordinary shares in exchange of share options exercised (Note 13)	35,203	—
Issue of ordinary shares as a partial payment of contingent consideration ( Note 5)	1,005,929	—
Treasury shares acquired	(283,410)	—
As of December 31, 2023	37,222,549	—

As of January 1, 2022	33,806,422	—
Issue of restricted ordinary share awards (Note 12)	32,942	—
Issue of ordinary shares in exchange of warrants' exercise	1,907,377	—
Issue of ordinary shares in exchange of share options' exercise (Note 13)	3,042	—
Issue of ordinary shares as payment of consideration for Roto Sports acquisition (Note 5)	451,264	—
Issue of ordinary shares as payment of consideration for BonusFinder acquisition (Note 5)	269,294	—
Treasury shares acquired	(38,708)	—
As of December 31, 2022	36,431,633	—

As at January 1, 2021	28,556,422	64
Issue of ordinary shares in initial public offering ( Note 12)	5,250,000	—
Transfer to capital reserve upon change of par value	—	(64)
As at December 31, 2021	33,806,422	—

Share repurchase program

In November 2022, the Company’s board of directors approved a program to repurchase up to $10,000 of the Company’s ordinary shares in open market transactions, including under plans complying with Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. For the year ended December 31, 2023 and 2022, 283,410 and 38,708 shares have been repurchased with an average price $9.74 and $8.95 for a total cost of $2,759 and $348, respectively. Since the commencement of the share repurchase program 322,118 shares were purchased at an average share price of $9.65 for the total cost of $3,107.

As at December 31, 2023, the balance of $187 was outstanding for share repurchases carried out during the year. The balance was settled in January 2024.

The timing and actual number of shares repurchased, if any, will depend on a variety of factors, including price, general business and market conditions, available liquidity, alternative investment opportunities, and other factors. The share repurchase program does not obligate the Company to acquire any particular amount of ordinary shares. The Company intends to use current cash and cash equivalents and the cash flow it generates from operations to fund the share repurchase program. All shares purchased will be held in the Company’s treasury for possible future use.

Secondary offering of ordinary shares

On June 20, 2023, certain shareholders of the Company (the “Selling Shareholders”) completed an underwritten secondary offering (the “secondary offering”) of 4,887,500 ordinary shares at a public offering price of $9.25 per ordinary share. The Company did not receive any proceeds from the sale of ordinary shares by the Selling Shareholders. The Company incurred $934 (including $201 bonuses paid to employees) in expenses in connection with the secondary offering during the year ended December 31, 2023, which are included in general and administrative expenses.